Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Note 2   — Summary of Significant Accounting Policies

Basis of presentation

The financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  The Company has selected June 30 as its fiscal year end.

Development Stage Company

The Company complies with the reporting requirements of FASB ASC 915-10. At June 30, 2011, the Company has not commenced any operations nor generated revenue to date, other than interest on the trust fund balance. All activity through June 30, 2011 relates to the Company’s formation and the Offering and identifying and investigating a prospective Target Business.

Fair Value of Financial Instruments

The fair values of the Company’s assets and liabilities that qualify as financial instruments under U.S. GAAP, approximate their carrying amounts presented in the accompanying balance sheet.

Net Loss per Common Share

The Company complies with accounting and disclosure requirements of ASC 260-10.  Net loss per share is computed by dividing net loss by the weighted average number of Ordinary Shares outstanding for the period.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

The Company carries its investments in marketable debt and equity securities at fair value, based on quoted market prices. Security transactions are recorded on a trade date basis. Unrealized gains and losses are included in the statements of activities.

Income Taxes

The Company follows the provisions of ASC 740-10 which prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on its tax return.  ASC 740-10 requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values.  There were no adjustments related to uncertain tax positions recognized during the period July 29, 2010 (inception) to June 30, 2011.

New Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting standards, if adopted, would have a material effect on the accompanying financial statements